UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway
	 PO Box 3002
	 East Quogue, NY 11942


Form 13F File Number:   28-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Wook Lee
Title: Chief Operating Officer
Phone: (212) 904-0445

Signature, Place, and Date of Signing:

	/s/ Wook Lee	 	New York, NY		8/14/2012
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Second quarter 2012

Form 13F Information Table Entry Total:  	39

Form 13F Information Table Value Total:  	$363,102
					 	(thousands)

List of Other Included Managers: 		NONE

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							FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----

ADA ES Inc		COM			005208103	 $1,270.00 	50,059		SH		SOLE	NONE	50,059
Aegion Corp		COM			00770F104	 $13,053.37 	729,646		SH		SOLE	NONE	729,646
Alaska Air Group Inc	COM			011659109	 $12,708.60 	354,000		SH		SOLE	NONE	354,000
Apple Inc		COM			037833100	 $540.20 	925		SH		SOLE	NONE	925
Calpine Corp		COM NEW			131347304	 $2,118.22 	128,299		SH		SOLE	NONE	128,299
Capstone Turbine Corp	COM			14067D102	 $11.92 	11,800		SH		SOLE	NONE	11,800
Clearwire Corp New	CL A			18538Q105	 $566.31 	505,634		SH		SOLE	NONE	505,634
Crown Castle Intl Corp	COM			228227104	 $410.62 	7,000		SH		SOLE	NONE	7,000
Delcath Systems Inc	COM			24661P104	 $646.59 	391,872		SH		SOLE	NONE	391,872
Delta Air Lines Inc Del	COM NEW			247361702	 $40,070.43 	3,659,400	SH		SOLE	NONE	3,659,400
DragonWave Inc		COM			26144M103	 $571.48 	157,000		SH		SOLE	NONE	157,000
Dycom Inds Inc		COM			267475101	 $20,861.25 	1,120,970	SH		SOLE	NONE	1,120,970
EBay Inc		COM			278642103	 $8,402.00 	200,000		SH		SOLE	NONE	200,000
Encana Corp		COM			292505104	 $208.30 	10,000		SH		SOLE	NONE	10,000
Enterprise Prods Ptrs	COM			293792107	 $2,562.00 	50,000		SH		SOLE	NONE	50,000
Equinix Inc		COM NEW			29444U502	 $583.68 	3,323		SH		SOLE	NONE	3,323
Equinix INC		NOTE 3.000%10/1		29444UAG1	 $843.75 	500,000		PRN		SOLE	NONE	500,000
Flotek Inds Inc Del	NOTE 5.250% 2/1		343389AA0	 $1,275.00 	1,250,000	PRN		SOLE	NONE	1,250,000
Flotek Indust Inc Del	COM			343389102	 $8,501.62 	910,238		SH		SOLE	NONE	910,238
Fuel Syst Solutions Inc COM			35952W103	 $605.01 	36,250		SH		SOLE	NONE	36,250
General Motors 7/10/16  *W EXP 07/10/201	37045V118	 $4,525.18 	410,581		SH		SOLE	NONE	410,581
General Motors 7/10/19  *W EXP 07/10/201	37045V126	 $2,776.96 	409,581		SH		SOLE	NONE	409,581
General Mtrs Co		COM			37045V100	 $2,483.62 	125,944		SH		SOLE	NONE	125,944
Great Basin Gold Ltd	COM			390124105	 $12.80 	20,000		SH		SOLE	NONE	20,000
Kodiak Oil & Gas Corp	COM			50015Q100	 $903.10 	110,000		SH		SOLE	NONE	110,000
MasTec Inc		COM			576323109	 $21,545.33 	1,432,535	SH		SOLE	NONE	1,432,535
Micron Technology Inc	COM			595112103	 $63.10 	10,000		SH		SOLE	NONE	10,000
Monsanto Co New		COM			61166W101	 $2,967.75 	35,851		SH		SOLE	NONE	35,851
Noble Corporation BAAR	NAMEN - AKT		H5833N103	 $650.60 	20,000		SH		SOLE	NONE	20,000
Nuance Comm Inc		COM			67020Y100	 $35,902.77 	1,507,253	SH		SOLE	NONE	1,507,253
NVIDIA Corp		COM			67066G104	 $145.11 	10,500		SH		SOLE	NONE	10,500
NXP Semiconductors NV	COM			N6596X109	 $25,492.76 	1,097,407	SH		SOLE	NONE	1,097,407
Quanta Svcs Inc		COM			74762E102	 $43,378.16 	1,802,167	SH		SOLE	NONE	1,802,167
Regal Entmt Group	CL A			758766109	 $32,209.13 	2,340,780	SH		SOLE	NONE	2,340,780
Ryland Group Inc	COM			783764103	 $2,680.78 	104,800		SH		SOLE	NONE	104,800
SBA Communications Corp	COM			78388J106	 $9,418.10 	165,085		SH		SOLE	NONE	165,085
U S Airways Group Inc	COM			90341W108	 $38,701.39 	2,903,330	SH		SOLE	NONE	2,903,330
Ultra Petroleum Corp	COM			903914109	 $945.87 	41,000		SH		SOLE	NONE	41,000
Walter Energy Inc	COM			93317Q105	 $22,488.92 	509,260		SH		SOLE	NONE	509,260

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